INVESTMENTS IN JOINT VENTURES AND ASSOCIATES (Details) - Schedule of Investments in Joint Ventures and Associates - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Share of income statement amounts:
Impairment	£ (1,296)	£ (937)	[1]	£ (688)	[1]
Profit before tax	4,393	5,960	[1]	5,625	[1]
Share of other comprehensive income		8
Joint ventures [member]
Share of income statement amounts:
Income	66	8		(5)
Expenses	(59)	1
Impairment				7
Profit before tax	7	9		2
Share of post-tax results	7	9		2
Share of other comprehensive income		8
Share of total comprehensive income	7	17		2
Share of balance sheet amounts:
Current assets	347	27
Non-current assets	158	54
Current liabilities	(35)	(2)
Non-current liabilities	(177)
Share of net assets at 31 December	293	79		64
Movement in investments over the year:
At 1 January	79	64
Acquisitions	1
Establishment of joint venture (note 23)	208
Additional investments		12
Dividends paid	(2)	(14)
Joint ventures and associates [member]
Share of income statement amounts:
Income	65	8		(1)
Expenses	(59)	1
Impairment				7
Profit before tax	6	9		6
Share of post-tax results	6	9		6
Share of other comprehensive income		8
Share of total comprehensive income	6	17		6
Share of balance sheet amounts:
Current assets	352	42
Non-current assets	164	71
Current liabilities	(35)	(22)
Non-current liabilities	(177)
Share of net assets at 31 December	304	91		65
Movement in investments over the year:
At 1 January	91	65
Exchange and other adjustments		1
Acquisitions	1
Establishment of joint venture (note 23)	208
Additional investments		23
Disposals		(1)
Dividends paid	(2)	(14)
Associates [member]
Share of income statement amounts:
Income	(1)			4
Profit before tax	(1)			4
Share of post-tax results	(1)			4
Share of total comprehensive income	(1)			4
Share of balance sheet amounts:
Current assets	5	15
Non-current assets	6	17
Current liabilities		(20)
Share of net assets at 31 December	11	12		£ 1
Movement in investments over the year:
At 1 January	£ 12	1
Exchange and other adjustments		1
Additional investments		11
Disposals		£ (1)

[1]	Restated, see note 1.